SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1%
	AEROSPACE & DEFENSE - 5.5%
29,067	StandardAero, Inc.(a)	$832,479

	BEVERAGES - 6.4%
39,104	Primo Brands Corporation	969,779

	COMMERCIAL SUPPORT SERVICES - 5.4%
2,895	Clean Harbors, Inc.(a)	813,582

	CONSTRUCTION MATERIALS - 4.8%
1,264	Martin Marietta Materials, Inc.	735,193

	E-COMMERCE DISCRETIONARY - 6.3%
3,539	Amazon.com, Inc.(a)	957,795

	ELECTRICAL EQUIPMENT - 6.6%
4,434	AMETEK, Inc.	1,001,419

	ENGINEERING & CONSTRUCTION - 3.0%
632	Quanta Services, Inc.	449,813

	HEALTH CARE FACILITIES & SERVICES - 13.4%
15,898	Henry Schein, Inc.(a)	1,217,469
4,208	Quest Diagnostics, Inc.	820,139
		2,037,608
	HEALTH CARE REIT - 4.7%
3,505	Welltower, Inc.	719,682

	HOME & OFFICE PRODUCTS - 4.9%
10,463	Somnigroup International, Inc.	740,885

	INDUSTRIAL SUPPORT SERVICES - 4.4%
16,330	API Group Corporation(a)	669,530

SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	MACHINERY - 3.6%
7,315	Flowserve Corporation	$552,356

	MEDICAL EQUIPMENT & DEVICES - 2.0%
1,644	Danaher Corporation	300,310

	OIL & GAS PRODUCERS - 5.3%
11,378	Williams Companies, Inc. (The)	812,275

	REAL ESTATE SERVICES - 1.7%
2,127	CBRE Group, Inc., Class A(a)	265,960

	SEMICONDUCTORS - 7.1%
1,345	Analog Devices, Inc.	556,628
541	Micron Technology, Inc.	525,311
		1,081,939
	SPECIALTY FINANCE - 5.1%
4,094	Capital One Financial Corporation	769,385

	TECHNOLOGY HARDWARE - 3.7%
2,167	TD SYNNEX Corporation	566,194

	TRANSPORTATION & LOGISTICS - 5.2%
4,423	CH Robinson Worldwide, Inc.	790,169

	TOTAL COMMON STOCKS (Cost $12,838,855)	15,066,353

SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.7%
	MONEY MARKET FUND - 1.7%
263,954	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.58% (Cost $263,954)(b)	$263,954

	TOTAL INVESTMENTS - 100.8% (Cost $13,102,809)	$15,330,307
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%	(125,640)
	NET ASSETS - 100.0%	$15,204,667

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2026.

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7%
	ADVERTISING & MARKETING - 2.2%
1,307	AppLovin Corporation, Class A(a)	$801,309

	AEROSPACE & DEFENSE - 2.0%
740	General Electric Company	239,582
1,960	Howmet Aerospace, Inc.	506,170
		745,752
	APPAREL & TEXTILE PRODUCTS - 1.9%
4,650	Tapestry, Inc.	676,389

	ASSET MANAGEMENT - 1.9%
7,800	Charles Schwab Corporation (The)	681,330

	AUTOMOTIVE - 1.6%
1,310	Tesla, Inc.(a)	570,885

	BANKING - 1.2%
4,590	Pinnacle Financial Partners, Inc.	448,627

	BIOTECHNOLOGY & PHARMACEUTICALS - 3.2%
990	AbbVie, Inc.	215,543
3,600	Bristol-Myers Squibb Company	205,848
670	Eli Lilly & Company	740,350
		1,161,741
	E-COMMERCE DISCRETIONARY - 3.4%
3,935	Amazon.com, Inc.(a)	1,064,968
2,240	Wayfair, Inc., Class A(a)	161,862
		1,226,830
	ELECTRICAL EQUIPMENT - 2.4%
520	GE Vernova, Inc.	503,526
1,150	Vertiv Holdings Company, Class A	363,067
		866,593
	ENTERTAINMENT CONTENT - 1.5%
2,400	Take-Two Interactive Software, Inc.(a)	537,984

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	FOOD - 1.0%
1,800	Hershey Company (The)	$349,254

	HEALTH CARE FACILITIES & SERVICES - 2.7%
1,211	HCA Healthcare, Inc.	458,412
465	McKesson Corporation	345,235
380	Medpace Holdings, Inc.(a)	169,902
		973,549
	HOUSEHOLD PRODUCTS - 1.6%
6,480	Colgate-Palmolive Company	584,042

	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
4,670	Interactive Brokers Group, Inc., Class A	406,150

	INSURANCE - 0.7%
1,180	Allstate Corporation (The)	243,186

	INTERNET MEDIA & SERVICES - 13.1%
2,040	Alphabet, Inc., Class A	775,894
2,065	Alphabet, Inc., Class C	777,328
4,535	Booking Holdings, Inc.	759,295
2,730	Expedia Group, Inc.	616,407
795	Meta Platforms, Inc., Class A	502,845
2,630	Reddit, Inc., Class A(a)	462,880
6,720	Roku, Inc.(a)	874,810
		4,769,459
	MEDICAL EQUIPMENT & DEVICES - 1.5%
790	Insulet Corporation(a)	114,503
2,240	ResMed, Inc.	426,876
		541,379
	RETAIL - CONSUMER STAPLES - 1.2%
450	Costco Wholesale Corporation	430,344

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	RETAIL - DISCRETIONARY - 0.5%
800	Ross Stores, Inc.	$185,384

	SEMICONDUCTORS - 20.4%
945	Advanced Micro Devices, Inc.(a)	487,715
3,620	Broadcom, Inc.	1,617,307
117	KLA Corporation	224,840
1,810	Lam Research Corporation	575,906
21,375	NVIDIA Corporation	4,513,118
		7,418,886
	SOFTWARE - 16.4%
2,910	Autodesk, Inc.(a)	673,112
7,730	Dropbox, Inc., Class A(a)	207,782
4,200	Elastic N.V.(a)	271,740
2,550	HubSpot, Inc.(a)	562,607
3,765	Microsoft Corporation	1,695,153
5,240	Okta, Inc.(a)	645,935
1,910	Palantir Technologies, Inc., Class A(a)	298,991
4,900	Paylocity Holding Corporation(a)	563,157
10,045	Pegasystems, Inc.(b)	358,908
7,427	Rubrik, Inc., Class A(a),(b)	583,985
690	Veeva Systems, Inc., Class A(a)	120,295
		5,981,665
	TECHNOLOGY HARDWARE - 16.5%
11,267	Apple, Inc.	3,515,980
5,920	Arista Networks, Inc.(a)	944,062
1,500	Dell Technologies, Inc., Class C	631,365
2,530	Jabil, Inc.	922,337
		6,013,744

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TECHNOLOGY SERVICES - 1.8%
930	Mastercard, Inc., Class A	$459,401
600	Morningstar, Inc.	109,212
280	Visa, Inc., Class A	91,381
		659,994

	TOTAL COMMON STOCKS (Cost $28,437,441)	36,274,476

	SHORT-TERM INVESTMENT — 0.6%
	MONEY MARKET FUND - 0.6%
227,522	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.58% (Cost $227,522)(c)	227,522

	TOTAL INVESTMENTS - 100.3% (Cost $28,664,963)	$36,501,998
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(122,243)
	NET ASSETS - 100.0%	$36,379,755

N.V.	- Naamioze Vennootschap

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of May 31, 2026 was $853,498. Collateral received from the borrower not disclosed in the schedule of investments had a value of $893,676 on May 31, 2026.

(c)	Rate disclosed is the seven day effective yield as of May 31, 2026.

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7%
	AEROSPACE & DEFENSE - 9.5%
870	ATI, Inc.(a)	$152,389
420	Curtiss-Wright Corporation	313,996
1,830	Embraer S.A. - ADR	105,683
940	Hexcel Corporation	84,403
1,035	Howmet Aerospace, Inc.	267,289
420	Moog, Inc., Class A	151,187
		1,074,947
	BANKING - 2.0%
186	Fifth Third Bancorp	9,287
6,284	Huntington Bancshares Inc	102,806
720	Western Alliance Bancorp	57,348
910	Zions Bancorp NA	56,830
		226,271
	COMMERCIAL SUPPORT SERVICES - 2.9%
1,350	Republic Services, Inc.	270,594
1,115	Rollins, Inc.	53,074
		323,668
	CONSTRUCTION MATERIALS - 2.2%
880	Vulcan Materials Company	248,969

	DIVERSIFIED INDUSTRIALS - 1.4%
187	Parker-Hannifin Corporation	157,946

	ELECTRIC UTILITIES - 12.5%
5,000	Alliant Energy Corporation(b)	358,050
4,680	CMS Energy Corporation	339,628
4,425	Evergy, Inc.	363,027
3,105	WEC Energy Group, Inc.	344,810
		1,405,515
	ELECTRICAL EQUIPMENT - 11.6%
610	AMETEK, Inc.	137,769
170	Argan, Inc.	113,393
835	BWX Technologies, Inc.	163,560
115	GE Vernova, Inc.	111,357

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	ELECTRICAL EQUIPMENT - 11.6% (Continued)
205	Generac Holdings, Inc.(a)	$56,972
825	Hubbell, Inc.	390,729
185	Littelfuse, Inc.	86,371
670	nVent Electric PLC	111,883
320	Rockwell Automation, Inc.	144,339
		1,316,373
	ENGINEERING & CONSTRUCTION - 4.0%
1,930	Arcosa, Inc.	244,627
1,785	Construction Partners, Inc., Class A(a)	207,899
		452,526
	HOME & OFFICE PRODUCTS - 2.0%
1,805	SharkNinja, Inc.(a),(b)	220,011

	HOME CONSTRUCTION - 2.4%
725	DR Horton, Inc.	106,640
1,185	Toll Brothers, Inc.	164,170
		270,810
	INDUSTRIAL INTERMEDIATE PROD - 1.4%
300	Valmont Industries, Inc.	155,943

	INDUSTRIAL SUPPORT SERVICES - 0.7%
220	WESCO International, Inc.	79,457

	LEISURE FACILITIES & SERVICES - 3.9%
7,695	Carnival Corp Ltd.	215,922
785	Royal Caribbean Cruises Ltd.	223,434
		439,356
	MACHINERY - 5.5%
1,155	Crane Company	211,365
3,090	Flowserve Corporation	233,326
845	Regal Rexnord Corporation	170,487
		615,178

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 0.6%
480	Agilent Technologies, Inc.	$65,054

	METALS & MINING - 1.6%
6,235	Hudbay Minerals, Inc.	181,813

	OIL & GAS SERVICES & EQUIPMENT - 5.8%
3,245	Baker Hughes Company	207,291
4,230	SLB Ltd.	230,746
3,050	TechnipFMC plc	208,681
		646,718
	REAL ESTATE SERVICES - 0.5%
4,185	Cushman & Wakefield Ltd.(a)	52,061

	RETAIL - DISCRETIONARY - 6.3%
53	AutoZone, Inc.(a)	155,565
1,300	Burlington Stores, Inc.(a)	420,980
6,040	Gap, Inc. (The)	127,746
		704,291
	SEMICONDUCTORS - 13.7%
540	Coherent Corp.(a)	195,194
2,085	Marvell Technology, Inc.	427,424
2,340	Microchip Technology, Inc.	221,481
200	Monolithic Power Systems, Inc.	313,242
224	Sandisk Corporation(a)	379,676
		1,537,017
	SPECIALTY FINANCE - 1.2%
9,040	Rocket Companies, Inc., Class A(a)	131,170

	STEEL - 1.7%
760	Nucor Corporation	190,000

	TECHNOLOGY HARDWARE - 4.5%
245	Ciena Corporation(a)	142,156
40	Fabrinet(a)	26,166

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TECHNOLOGY HARDWARE - 4.5% (Continued)
975	Sanmina Corporation(a)	$253,238
260	Vicor Corporation(a)	87,058
		508,618
	TRANSPORTATION & LOGISTICS - 1.8%
125	Saia, Inc.(a)	59,046
645	XPO, Inc.(a)	138,192
		197,238

	TOTAL COMMON STOCKS (Cost $8,286,191)	11,200,950

	SHORT-TERM INVESTMENT — 0.9%
	MONEY MARKET FUND - 0.9%
101,407	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.58% (Cost $101,407)(c)	101,407

	TOTAL INVESTMENTS - 100.6% (Cost $8,387,598)	$11,302,357
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(71,912)
	NET ASSETS - 100.0%	$11,230,445

ADR	- American Depositary Receipt

LTD	- Limited Company

PLC	- Public Limited Company

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of May 31, 2026 was $570,633. Collateral received from the borrower not disclosed in the schedule of investments had a value of $592,848 on May 31, 2026.

(c)	Rate disclosed is the seven day effective yield as of May 31, 2026.

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.9%
	AEROSPACE & DEFENSE - 1.1%
891	Astronics Corporation(a)	$77,517

	APPAREL & TEXTILE PRODUCTS - 0.9%
1,764	Carter’s, Inc.	68,073

	ASSET MANAGEMENT - 1.1%
1,130	Acadian Asset Management, Inc.	81,710

	BANKING - 14.5%
736	BancFirst Corporation	81,173
2,774	Byline Bancorp, Inc.	91,792
651	City Holding Company	80,926
2,466	Hilltop Holdings, Inc.	93,018
651	Home Bancorp, Inc.	41,911
1,473	Independent Bank Corporation (MA)	116,484
445	Park National Corporation	76,344
1,233	Seacoast Banking Corporation of Florida	37,372
4,127	Simmons First National Corporation, Class A	88,524
1,678	SmartFinancial, Inc.	69,973
1,541	Southern First Bancshares, Inc.(a)	89,024
1,130	Texas Capital Bancshares, Inc.	112,424
565	UMB Financial Corporation	74,162
		1,053,127
	BEVERAGES - 0.4%
428	Vita Coco Company, Inc. (The)(a)	32,156

	BIOTECH & PHARMA - 1.1%
719	Collegium Pharmaceutical, Inc.(a),(b)	24,166
1,850	Phibro Animal Health Corporation, Class A	56,962
		81,128
	CHEMICALS - 0.7%
343	Rogers Corporation(a)	48,541

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.9% (Continued)
	COMMERCIAL SUPPORT SERVICES - 4.3%
993	Alarm.com Holdings, Inc.(a)	$44,794
1,901	Healthcare Services Group, Inc.(a)	39,161
4,795	Quad/Graphics, Inc.	35,723
719	TriNet Group, Inc.	32,844
12,297	Vestis Corporation(a)	158,877
		311,399
	CONSUMER SERVICES - 0.2%
2,449	Coursera, Inc.(a)	13,200

	E-COMMERCE DISCRETIONARY - 0.5%
2,843	Figs, Inc., Class A(a)	33,434

	ELECTRICAL EQUIPMENT - 7.5%
343	Advanced Energy Industries, Inc.	103,648
1,781	Allient, Inc.	140,983
462	Bloom Energy Corporation, Class A(a)	131,669
411	Powell Industries, Inc.(b)	116,897
257	SPX Technologies, Inc.(a)	55,682
		548,879
	ENGINEERING & CONSTRUCTION - 6.9%
69	Comfort Systems USA, Inc.	126,146
154	EMCOR Group, Inc.	127,330
223	MYR Group, Inc.(a)	103,708
171	Sterling Infrastructure, Inc.(a)	147,204
		504,388
	HEALTH CARE FACILITIES & SERVICES - 1.0%
702	PACS Group Inc(a)	25,728
2,244	Pediatrix Medical Group, Inc.(a)	48,336
		74,064
	HOME CONSTRUCTION - 1.1%
2,706	Interface, Inc.	80,098

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.9% (Continued)
	HOTEL REIT - 1.0%
4,967	Pebblebrook Hotel Trust	$75,747

	HOUSEHOLD PRODUCTS - 1.2%
2,552	Central Garden & Pet Company, Class A(a)	87,100

	INDUSTRIAL INTERMEDIATE PROD - 1.2%
1,147	Proto Labs, Inc.(a)	86,897

	INDUSTRIAL SUPPORT SERVICES - 2.1%
377	DXP Enterprises Inc(a)	54,688
1,387	Resideo Technologies, Inc.(a)	43,371
291	VSE Corporation	53,879
		151,938
	INSTITUTIONAL FINANCIAL SERVICES - 1.4%
873	StoneX Group, Inc.(a)	98,955

	INSURANCE - 4.1%
12,725	Ambac Financial Group, Inc.(a)	69,733
582	Employers Holdings, Inc.	25,317
976	Lemonade, Inc.(a)	56,608
634	Mercury General Corporation	62,151
1,952	United Fire Group, Inc.	86,532
		300,341
	INTERNET MEDIA & SERVICES - 0.4%
1,404	EverQuote, Inc.(a)	27,013

	LEISURE FACILITIES & SERVICES - 0.7%
377	Brinker International, Inc.(a),(b)	53,677

	MACHINERY - 1.6%
377	Watts Water Technologies, Inc., Class A	116,485

	MEDICAL EQUIPMENT & DEVICES - 4.3%
3,477	BioLife Solutions, Inc.(a)	86,646

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.9% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 4.3% (Continued)
1,319	Omnicell, Inc.(a)	$58,221
1,867	STAAR Surgical Company(a)	55,805
4,419	Varex Imaging Corporation(a)	45,206
1,353	Veracyte, Inc.(a)	62,698
		308,576
	METALS & MINING - 1.9%
1,850	Constellium S.E.(a)	63,381
4,213	Hecla Mining Company	74,865
		138,246
	MORTGAGE FINANCE - 0.8%
10,858	Redwood Trust, Inc.	58,850

	OIL & GAS PRODUCERS - 1.2%
1,490	California Resources Corporation	88,342

	REAL ESTATE SERVICES - 0.8%
4,042	Newmark Group, Inc., Class A	56,467

	RENEWABLE ENERGY - 0.7%
3,117	Sunrun, Inc.(a)	52,116

	RETAIL - DISCRETIONARY - 0.0%(a)
1	Builders FirstSource, Inc.(a)	76

	SEMICONDUCTORS - 6.5%
908	Ambarella, Inc.(a)	65,539
308	FormFactor, Inc.(a)	38,374
1,319	Kulicke & Soffa Industries, Inc.	134,394
993	MaxLinear, Inc., Class A(a)	92,279
1,439	Photronics, Inc.(a)	46,552
223	Semtech Corporation(a)	34,016
86	SiTime Corporation(a)	61,077
		472,231

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.9% (Continued)
	SOFTWARE - 5.7%
8,580	Asana, Inc., Class A(a)	$66,066
1,233	CommVault Systems, Inc.(a)	146,419
137	Donnelley Financial Solutions, Inc.(a)	5,438
7,501	Freshworks, Inc., Class A(a)	72,835
3,254	PagerDuty, Inc.(a)	32,377
462	Q2 Holdings, Inc.(a)	21,876
343	Qualys, Inc.(a)	37,486
4,470	Skillsoft Corporation(a)	32,586
		415,083
	SPECIALTY FINANCE - 2.4%
805	Bread Financial Holdings, Inc.	71,701
4,127	LendingClub Corporation(a)	73,667
788	LendingTree, Inc.(a)	30,102
		175,470
	SPECIALTY REIT - 2.4%
5,206	Farmland Partners, Inc.	53,466
4,949	Postal Realty Trust, Inc., Class A	114,025
		167,491
	STEEL - 2.9%
223	Carpenter Technology Corporation	104,583
925	Northwest Pipe Company(a)	109,113
		213,696
	TECHNOLOGY HARDWARE - 7.0%
634	Credo Technology Group Holding Ltd.(a)	149,643
599	CTS Corporation	38,462
188	Fabrinet(a)	122,982
1,062	Knowles Corporation(a)	39,729
154	Sanmina Corporation(a)	39,998
3,100	Sonos, Inc.(a)	48,918
360	TTM Technologies, Inc.(a)	62,539
		502,271
	TECHNOLOGY SERVICES - 2.1%
993	MAXIMUS, Inc.	61,496

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.9% (Continued)
	TECHNOLOGY SERVICES - 2.1% (Continued)
4,710	Remitly Global, Inc.(a)	$94,295
		155,791
	TELECOMMUNICATIONS - 1.4%
428	EchoStar Corporation, Class A(a)	55,294
4,264	Lumen Technologies, Inc.(a)	46,861
		102,155
	WHOLESALE - CONSUMER STAPLES - 1.8%
514	Chefs’ Warehouse, Inc. (The)(a)	39,342
1,747	United Natural Foods, Inc.(a)	89,707
		129,049

	TOTAL COMMON STOCKS (Cost $5,492,460)	7,041,777

	SHORT-TERM INVESTMENT — 2.0%
	MONEY MARKET FUND - 2.0%
142,535	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.58% (Cost $142,535)(d)	142,535

	TOTAL INVESTMENTS - 98.9% (Cost $5,634,995)	$7,184,312
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%	76,589
	NET ASSETS - 100.0%	$7,260,901

LTD	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of May 31, 2026 was $482,466. Collateral received from the borrower not disclosed in the schedule of investments had a value of $494,608 on May 31, 2026.

(c)	Rate disclosed is the seven day effective yield as of May 31, 2026.

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 94.2%
	Australia - 2.4%
24,870	South32 Ltd.(a)	$86,290

	Canada - 5.5%
920	Canadian Imperial Bank of Commerce	100,041
3,110	Kinross Gold Corporation	93,860
		193,901
	Cayman Islands - 1.6%
12,200	New Oriental Education & Technology Group, Inc.(a)	56,192

	China - 2.4%
900	Contemporary Amperex Technology Company Ltd.(a)	85,045

	France - 7.9%
1,500	AXA S.A.(a)	69,181
2,130	Bureau Veritas S.A.(a)	64,437
690	Compagnie de Saint-Gobain(a)	62,539
460	Ipsen S.A.(a)	84,042
		280,199
	Germany - 7.1%
180	Allianz SE(a)	79,781
1,240	GEA Group AG(a)	79,947
490	Siemens Energy AG(a)	92,779
		252,507
	Hong Kong - 1.5%
36,800	Chow Tai Fook Jewellry Group Ltd.(a)	51,578

	Italy - 7.1%
1,740	Assicurazioni Generali SpA(a)	78,374
3,050	Eni SpA(a)	79,810
13,740	Intesa Sanpaolo SpA(a)	92,871
		251,055
	Japan - 12.5%
1,600	Kao Corporation(a)	61,275
2,000	Mizuho Financial Group, Inc.(a)	89,892

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 94.2% (Continued)
	Japan - 12.5% (Continued)
3,900	Obayashi Corporation(a)	$79,152
3,100	Otsuka Corporation(a)	56,345
2,800	Sony Corporation(a)	60,397
2,500	Sumitomo Mitsui Financial Group, Inc.(a)	91,182
		438,243
	Korea (Republic Of) - 1.8%
1,070	Coway Company Ltd.(a)	63,761

	Korea (Republic of) - 2.4%
860	KB Financial Group, Inc.(a)	86,086

	Korea (Republic Of) - 4.8%
110	SK Hynix, Inc.(a)	171,122

	Luxembourg - 2.1%
7,570	Allegro.eu S.A. 144A(a),(b),(c)	72,483

	Malaysia - 1.8%
18,000	Tenaga Nasional BHD(a)	64,786

	Singapore - 2.8%
2,040	DBS Group Holdings Ltd.(a)	100,490

	Spain - 5.7%
8,360	Banco Santander S.A.(a)	104,566
7,155	CaixaBank S.A.(a)	96,619
		201,185
	Sweden - 2.5%
1,880	Swedish Orphan Biovitrum AB(a),(b)	89,952

	Switzerland - 2.0%
480	Novartis AG(a)	72,207

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 94.2% (Continued)
	Taiwan Province of China - 7.6%
12,000	Hon Hai Precision Industry Company Ltd.(a)	$110,326
375	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	156,919
		267,245
	Taiwan Province Of China - 2.4%
1,000	Asia Vital Components Company Ltd.(a)	84,781

	Thailand - 1.6%
38,400	CP All Plc.(a)	55,512

	United Kingdom - 8.7%
1,760	BP plc - ADR	73,691
770	Coca-Cola European Partners plc	69,831
6,110	Rolls-Royce Holdings plc(a)	109,939
4,750	The Sage Group plc(a)	53,737
		307,198

	TOTAL COMMON STOCKS (Cost $2,297,169)	3,331,818

	EXCHANGE-TRADED FUNDS — 3.9%
	India - 1.5%
1,070	iShares MSCI India ETF(b)	51,959

	United States - 2.4%
1,120	Ishares Msci Acwi Index Fund(d)	85,680

	TOTAL EXCHANGE-TRADED FUNDS (Cost $137,450)	137,639

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.9%
	MONEY MARKET FUND - 1.9%
66,649	Dreyfus Institutional Preferred Government Money, Institutional Class, 3.58% (Cost $66,649)(e)	$66,649

	TOTAL INVESTMENTS - 100.0% (Cost $2,501,268)	$3,536,106
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(669)
	NET ASSETS - 100.0%	$3,535,437

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

S/A	- Société Anonyme

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2026 the total market value of 144A securities is 72,483 or 2.1% of net assets.

(d)	All or a portion of the security is on loan. The total fair value of the securities on loan as of May 31, 2026 was $53,515. Collateral received from the borrower not disclosed in the Schedule of Investments has a value of $56,013 on May 31, 2026.

(e)	Rate disclosed is the seven day effective yield as of May 31, 2026.

SARATOGA HEALTH & BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9%
	BIOTECH & PHARMA - 54.8%
1,567	Amgen, Inc.	$527,750
5,630	Bristol-Myers Squibb Company	321,923
200	Eli Lilly & Company	221,000
9,445	Exelixis, Inc.(a)	476,784
3,068	Gilead Sciences, Inc.	412,431
3,132	Incyte Corporation(a)	302,990
2,741	Jazz Pharmaceuticals PLC(a)	648,218
1,820	Johnson & Johnson	410,101
3,206	Merck & Company, Inc.	380,616
3,140	Novartis A.G. - ADR	471,534
3,560	Novo Nordisk A/S - ADR	162,265
670	Regeneron Pharmaceuticals, Inc.	411,903
1,160	United Therapeutics Corporation(a)	645,911
787	Vertex Pharmaceuticals, Inc.(a)	352,214
		5,745,640
	HEALTH CARE FACILITIES & SERVICES - 31.7%
3,429	Cardinal Health, Inc.	674,828
1,683	Cencora, Inc.	453,333
1,371	Cigna Group (The)	380,315
433	Elevance Health, Inc.	170,251
999	Ensign Group, Inc. (The)	167,482
849	Labcorp Holdings, Inc.	220,791
691	McKesson Corporation	513,026
790	Medpace Holdings, Inc.(a)	353,217
2,112	National HealthCare Corporation	389,495
		3,322,738
	MEDICAL EQUIPMENT & DEVICES - 12.4%
775	Intuitive Surgical, Inc.(a)	329,096
4,900	Lantheus Holdings, Inc.(a)	486,570
3,126	Medtronic PLC	230,730

SARATOGA HEALTH & BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 12.4% (Continued)
825	Stryker Corporation	$251,699
		1,298,095

	TOTAL COMMON STOCKS (Cost $5,590,099)	$10,366,473

	SHORT-TERM INVESTMENT — 1.6%
	MONEY MARKET FUND - 1.6%
162,982	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.58% (Cost $162,982)(b)	162,982

	TOTAL INVESTMENTS - 100.5% (Cost $5,753,081)	$10,529,455
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(53,521)
	NET ASSETS - 100.0%	$10,475,934

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2026.

SARATOGA TECHNOLOGY & COMMUNICATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.9%
	E-COMMERCE DISCRETIONARY - 6.6%
10,461	Amazon.com, Inc.(a)	$2,831,165

	ELECTRICAL EQUIPMENT - 2.1%
2,015	Rockwell Automation, Inc.	908,886

	INDUSTRIAL SUPPORT SERVICES - 2.1%
3,000	Applied Industrial Technologies, Inc.	911,430

	INTERNET MEDIA & SERVICES - 11.5%
8,884	Alphabet, Inc., Class C	3,344,204
2,498	Meta Platforms, Inc., Class A	1,580,010
		4,924,214
	SEMICONDUCTORS - 26.3%
527	ASML Holding N.V. - ADR	849,925
6,500	Broadcom, Inc.	2,904,005
1,630	KLA Corporation	3,132,387
12,274	Kulicke & Soffa Industries, Inc.	1,250,598
14,854	NVIDIA Corporation	3,136,274
		11,273,189
	SOFTWARE - 27.4%
3,000	Adobe, Inc.(a)	777,630
7,000	Akamai Technologies, Inc.(a),(b)	1,046,780
2,132	Cadence Design Systems, Inc.(a)	799,351
2,100	Crowdstrike Holdings, Inc., Class A(a)	1,535,099
1,632	Intuit, Inc.	541,057
5,742	Microsoft Corporation	2,585,277
2,483	Oracle Corporation	560,612
6,620	Salesforce, Inc.	1,265,082
3,200	Synopsys, Inc.(a)	1,521,984
2,925	Veeva Systems, Inc., Class A(a)	509,945
3,878	Workday, Inc., Class A(a)	566,925
		11,709,742
	TECHNOLOGY HARDWARE - 12.0%
6,768	Apple, Inc.	2,112,022

SARATOGA TECHNOLOGY & COMMUNICATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	TECHNOLOGY HARDWARE - 12.0% (Continued)
24,987	Cisco Systems, Inc.	$3,008,935
		5,120,957
	TECHNOLOGY SERVICES - 11.9%
17,805	Amdocs Ltd.	1,121,181
3,236	Mastercard, Inc., Class A	1,598,519
7,350	Visa, Inc., Class A	2,398,746
		5,118,446

	TOTAL COMMON STOCKS (Cost $11,541,572)	42,798,029

	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
228,623	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.58% (Cost $228,623)(c)	228,623

	TOTAL INVESTMENTS - 100.4% (Cost $11,770,195)	$43,026,652
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(179,630)
	NET ASSETS - 100.0%	$42,847,022

ADR	- American Depositary Receipt

LTD	- Limited Company

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of May 31, 2026 was $991,891. Collateral received from the borrower not disclosed in the schedule of investments had a value of $1,017,186 on May 31, 2026.

(c)	Rate disclosed is the seven day effective yield as of May 31, 2026.

SARATOGA INVESTMENT QUALITY BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	OPEN END FUNDS — 96.9%
	FIXED INCOME - 96.9%
691,825	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	$7,181,145
36,617	Vanguard Short-Term Bond Index Fund, Admiral Class	373,862
		7,555,007

	TOTAL OPEN END FUNDS (Cost $7,517,029)	7,555,007

	SHORT-TERM INVESTMENT — 3.2%
	MONEY MARKET FUND - 3.2%
251,140	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.58% (Cost $251,140)(a)	251,140

	TOTAL INVESTMENTS - 100.1% (Cost $7,768,169)	$7,806,147
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(11,172)
	NET ASSETS - 100.0%	$7,794,975

(a)	Rate disclosed is the seven day effective yield as of May 31, 2026.

SARATOGA U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 99.6%
	MONEY MARKET FUNDS - 99.6%
991,368	BlackRock Liquidity FedFund, Institutional Class, 3.51%(a)	$991,368
991,367	Dreyfus Government Cash Management, Institutional Class, 3.51%(a)	991,367
991,367	Federated Hermes Government Obligations Fund, Institutional Class, 3.48%(a)	991,367
991,366	JPMorgan US Government Money Market Fund, Capital Class, 3.52%(a)	991,366
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,965,468)	3,965,468

	TOTAL INVESTMENTS - 99.6% (Cost $3,965,468)	$3,965,468
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	16,270
	NET ASSETS - 100.0%	$3,981,738

(a)	Rate disclosed is the seven day effective yield as of May 31, 2026.

SARATOGA AGGRESSIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	OPEN END FUNDS — 93.0%
	ALTERNATIVE - 3.8%
8,017	Eaton Vance Global Macro Absolute Return Fund, Class I	$71,913

	EQUITY - 72.3%
2,441	Saratoga Health & Biotechnology Portfolio, Class I(a)	62,612
9,326	Saratoga Large Capitalization Growth Portfolio, Class I(a)	297,220
9,337	Saratoga Large Capitalization Value Portfolio, Class I(a)	253,971
17,686	Saratoga Mid Capitalization Portfolio, Class I(a)	246,542
23,633	Saratoga Small Capitalization Portfolio, Class I(a)	194,023
4,360	Saratoga Technology & Communications Portfolio, Class I(a)	130,925
3,408	Vanguard Total International Stock Index Fund, Admiral Class	157,570
		1,342,863
	FIXED INCOME - 16.9%
26,967	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	279,917
3,339	Vanguard Short-Term Bond Index Fund, Admiral Class	34,093
		314,010

	TOTAL OPEN END FUNDS (Cost $1,542,950)	1,728,786

	SHORT-TERM INVESTMENT — 7.5%
	MONEY MARKET FUND - 7.5%
138,924	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.58% (Cost $138,924)(b)	138,924

	TOTAL INVESTMENTS - 100.5% (Cost $1,681,874)	$1,867,710
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(9,873)
	NET ASSETS - 100.0%	$1,857,837

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2026.

SARATOGA CONSERVATIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	OPEN END FUNDS — 85.8%
	ALTERNATIVE - 8.0%
29,610	Eaton Vance Global Macro Absolute Return Fund, Class I	$265,599

	EQUITY - 42.8%
15,085	Saratoga Large Capitalization Growth Portfolio, Class I(a)	480,765
14,865	Saratoga Large Capitalization Value Portfolio, Class I(a)	404,340
28,161	Saratoga Mid Capitalization Portfolio, Class I(a)	392,569
10,647	Saratoga Small Capitalization Portfolio, Class I(a)	87,412
1,224	Vanguard Total International Stock Index Fund, Admiral Class	56,602
		1,421,688
	FIXED INCOME - 35.0%
103,239	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	1,071,619
9,114	Vanguard Short-Term Bond Index Fund, Admiral Class	93,052
		1,164,671

	TOTAL OPEN END FUNDS (Cost $2,697,481)	2,851,958

	SHORT-TERM INVESTMENTS — 14.5%
	MONEY MARKET FUNDS - 14.5%
482,227	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.58% (Cost $482,227)(b)	482,227

	TOTAL INVESTMENTS - 100.3% (Cost $3,179,708)	$3,334,185
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(11,068)
	NET ASSETS - 100.0%	$3,323,117

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2026.

SARATOGA MODERATE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	OPEN END FUNDS — 90.9%
	ALTERNATIVE - 5.9%
17,343	Eaton Vance Global Macro Absolute Return Fund, Class I	$155,569

	EQUITY - 61.2%
1,870	Saratoga Health & Biotechnology Portfolio, Class I(a)	47,966
14,487	Saratoga Large Capitalization Growth Portfolio, Class I(a)	461,689
14,450	Saratoga Large Capitalization Value Portfolio, Class I(a)	393,039
27,250	Saratoga Mid Capitalization Portfolio, Class I(a)	379,871
16,635	Saratoga Small Capitalization Portfolio, Class I(a)	136,571
3,515	Saratoga Technology & Communications Portfolio, Class I(a)	105,543
1,914	Vanguard Total International Stock Index Fund, Admiral Class	88,473
		1,613,152
	FIXED INCOME - 23.8%
53,750	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	557,922
6,623	Vanguard Short-Term Bond Index Fund, Admiral Class	67,625
		625,547

	TOTAL OPEN END FUNDS (Cost $2,178,286)	2,394,268

	SHORT-TERM INVESTMENTS — 9.5%
	MONEY MARKET FUNDS - 9.5%
251,308	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.58% (Cost $251,308)(b)	251,308

	TOTAL INVESTMENTS - 100.4% (Cost $2,429,394)	$2,645,576
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(10,269)
	NET ASSETS - 100.0%	$2,635,307

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2026.

SARATOGA MODERATELY AGGRESSIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	OPEN END FUNDS — 92.1%
	ALTERNATIVE - 4.9%
7,387	Eaton Vance Global Macro Absolute Return Fund, Class I	$66,264

	EQUITY - 65.8%
1,203	Saratoga Health & Biotechnology Portfolio, Class I(a)	30,868
7,077	Saratoga Large Capitalization Growth Portfolio, Class I(a)	225,531
7,136	Saratoga Large Capitalization Value Portfolio, Class I(a)	194,088
13,368	Saratoga Mid Capitalization Portfolio, Class I(a)	186,347
13,233	Saratoga Small Capitalization Portfolio, Class I(a)	108,639
2,266	Saratoga Technology & Communications Portfolio, Class I(a)	68,062
1,626	Vanguard Total International Stock Index Fund, Admiral Class	75,170
		888,705
	FIXED INCOME - 21.4%
24,747	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	256,876
3,078	Vanguard Short-Term Bond Index Fund, Admiral Class	31,426
		288,302

	TOTAL OPEN END FUNDS (Cost $1,116,267)	1,243,271

	SHORT-TERM INVESTMENTS — 8.6%
	MONEY MARKET FUNDS - 8.6%
115,715	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.58% (Cost $115,715)(b)	115,715

	TOTAL INVESTMENTS - 100.7% (Cost $1,231,982)	$1,358,986
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%	(9,459)
	NET ASSETS - 100.0%	$1,349,527

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2026.

SARATOGA MODERATELY CONSERVATIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	OPEN END FUNDS — 90.5%
	ALTERNATIVE - 6.9%
7,426	Eaton Vance Global Macro Absolute Return Fund, Class I	$66,613

	EQUITY - 55.5%
4,805	Saratoga Large Capitalization Growth Portfolio, Class I(a)	153,128
4,791	Saratoga Large Capitalization Value Portfolio, Class I(a)	130,325
9,429	Saratoga Mid Capitalization Portfolio, Class I(a)	131,443
8,467	Saratoga Small Capitalization Portfolio, Class I(a)	69,514
1,052	Vanguard Total International Stock Index Fund, Admiral Class	48,627
		533,037
	FIXED INCOME - 28.1%
23,444	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	243,352
2,656	Vanguard Short-Term Bond Index Fund, Admiral Class	27,117
		270,469

	TOTAL OPEN END FUNDS (Cost $796,249)	870,119

	SHORT-TERM INVESTMENTS — 10.1%
	MONEY MARKET FUNDS - 10.1%
96,571	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.58% (Cost $96,571)(b)	96,571

	TOTAL INVESTMENTS - 100.6% (Cost $892,820)	$966,690
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(5,475)
	NET ASSETS - 100.0%	$961,215

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2026.